Financial Information By Industry Segment And Geographic Area (Information By Industry Segment, Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 27,018		$ 25,409
Industrial Packaging [Member]
Segment Reporting Information [Line Items]
Assets	9,433		9,353
Printing Papers [Member]
Segment Reporting Information [Line Items]
Assets	7,311		7,449
Consumer Packaging [Member]
Segment Reporting Information [Line Items]
Assets	3,086		3,025
Distribution [Member]
Segment Reporting Information [Line Items]
Assets	1,718		1,761
Forest Products [Member]
Segment Reporting Information [Line Items]
Assets	0		627
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Assets	$ 5,470	[1]	$ 3,194	[1]

[1]	Includes corporate assets and assets of businesses held for sale.